Condensed Consolidated Statement of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of Comprehensive Income [Abstract]
Total Revenue	$ 417,738	$ 387,849
Cost of services (excluding depreciation and amortization)	170,373	158,939
Selling, general and administrative	144,808	128,311
Depreciation and amortization	68,310	63,547
Impairment expense on goodwill and intangible assets	653	82
Restructuring and other costs	452	1,990
Loss on disposal of subsidiaries and other assets, net	177	0
Operating income	32,965	34,980
Other income, net	12,355	2,547
Interest expense, net	(34,965)	(37,456)
Income before taxes	10,355	71
Income tax expense	7,299	3,879
Net income / (loss)	$ 3,056	$ (3,808)
Net income / (loss) per share - basic	$ 0.05	$ (0.06)
Net income/(loss) per share - diluted	$ 0.05	$ (0.06)
Net loss / (income)	$ 3,056	$ (3,808)
(Loss) / gain on foreign currency translation	(7,612)	2,174
Total comprehensive loss	$ (4,556)	$ (1,634)